Leasing Arrangements	12 Months Ended
Jan. 02, 2016
Summit Materials, LLC [Member]
Leasing Arrangements

(17) Leasing Arrangements

Rent expense, which primarily relate to land, plant and equipment, during the years ended January 2, 2016, December 27, 2014 and December 28, 2013 was $12.1 million, $5.5 million and $4.0 million, respectively. The Company has lease agreements associated with quarry facilities under which royalty payments are made. The payments are generally based on tons sold in a particular period; however, certain agreements have minimum annual payments. Royalty expense recorded in cost of revenue during the years ended January 2, 2016, December 27, 2014 and December 28, 2013 was $12.6 million, $9.0 million and $4.5 million, respectively. Minimum contractual commitments for the subsequent five years under long-term operating leases and under royalty agreements are as follows:

	Operating Leases	Royalty Agreements
2016	$6,280	$3,963
2017	5,050	4,828
2018	3,609	4,438
2019	2,915	4,085
2020	2,031	3,871